Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net income	$ 15,201	$ 18,873	$ 25,592	$ 28,855
Other comprehensive income, net of tax
Foreign currency translation adjustments
Total comprehensive income, net of tax	$ 15,201	$ 18,873	$ 25,592	$ 28,855